Events after the reporting period (Details) - EUR (€)		12 Months Ended
	Apr. 01, 2022	Dec. 31, 2021
Events after the reporting period (Details) [Line Items]
Loan balance		€ 1,944
Subsequent [Member]
Events after the reporting period (Details) [Line Items]
Convertible loan amount	€ 5,000
Interest rate, percentage	6.00%